Secured Term Loan Facilities and Revolving Credit Facility - Additional Information (Detail)						11 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) Payments	Jan. 27, 2015 USD ($)	Jul. 07, 2014 USD ($)	Feb. 12, 2013 USD ($) Vessel	Apr. 18, 2012 USD ($) Vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Payments	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 21, 2015 USD ($)	Aug. 03, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2012 USD ($)
Debt Instrument [Line Items]
Cash balance required	$ 87,779,000					$ 87,779,000	$ 87,779,000	$ 62,526,000	$ 194,740,000				$ 140,870,000
Acquisition of vessels | Vessel					2
Payment amount for purchase of fleet vehicle							3,348,000	$ 3,503,000	$ 426,119,000
April 2011 Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	80,000,000					80,000,000	$ 80,000,000
Commitment fee on credit facility							1.05%
Credit facility, amount outstanding	56,900,000					56,900,000	$ 56,900,000
Debt instrument covenant description							The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents (including undrawn available lines of credit with a maturity exceeding 12 months) in an amount equal to or greater than (i) $10.0 million and (ii) 5 % of the total indebtedness; b) net debt to total capitalization ratio not to exceed 60%; c) EBITDA to interest expense, on a trailing four-quarter basis, to be no less than 3:1; and d) a loan to value maintenance of no less than 130%.
April 2011 Secured Term Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on credit facility interest rate							3.00%
April 2011 Secured Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Cash balance required	$ 10,000,000					$ 10,000,000	$ 10,000,000
Cash required as percent of indebtedness							5.00%
EBITDA to interest expense Ratio							300.00%
Loan to value maintenance ratio							130.00%
April 2011 Secured Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Net Debt to total capitalization ratio	60.00%					60.00%	60.00%
Payment of term loan, other than dividend							50.00%
April 2011 Secured Term Loan Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 16,000,000					$ 16,000,000	$ 16,000,000
April 2011 Secured Term Loan Facility [Member] | Tranche A [Member] | Repayments [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment	$ 600,000
Credit facility, number of repayments | Payments	5
Credit facility, final payment	$ 4,500,000
April 2011 Secured Term Loan Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	32,000,000					32,000,000	32,000,000
April 2011 Secured Term Loan Facility [Member] | Tranche B [Member] | Repayments [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment	$ 400,000
Credit facility, number of repayments | Payments	4
Credit facility, final payment	$ 22,700,000
April 2011 Secured Term Loan Facility [Member] | Tranche C [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	32,000,000					32,000,000	$ 32,000,000
April 2011 Secured Term Loan Facility [Member] | Tranche C [Member] | Repayments [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment	$ 400,000
Credit facility, number of repayments | Payments	5
Credit facility, final payment	$ 23,100,000
April 2012 Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity					$ 180,000,000
Commitment fee on credit facility							1.35%
Credit facility, amount outstanding	105,800,000					105,800,000	$ 105,800,000
Credit facility, number of repayments | Payments							6
Credit facility, final payment							$ 74,000,000
Debt instrument covenant description							The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $12.5 million and (ii) 5 % of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3:1; c) maintain consolidated working capital of not less than $0 and d) maintain a ratio of total stockholders’ equity to total assets of not less than 30 per cent.
Credit facility, maturity date							Apr. 18, 2017
April 2012 Secured Term Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on credit facility interest rate							3.375%
April 2012 Secured Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Cash balance required	12,500,000					12,500,000	$ 12,500,000
Cash required as percent of indebtedness							5.00%
EBITDA to interest expense Ratio							300.00%
Working capital required	$ 0					$ 0	$ 0
Total equity to total assets	30.00%					30.00%	30.00%
April 2012 Secured Term Loan Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 120,000,000					$ 120,000,000	$ 120,000,000
Credit facility, periodic payment							4,200,000
April 2012 Secured Term Loan Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	60,000,000					60,000,000	60,000,000
Credit facility, periodic payment							1,100,000
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, refinancing					$ 150,000,000
February 2013 Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity												$ 270,000,000
February 2013 Secured Term Loan Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity				$ 270,000,000
Commitment fee on credit facility									1.40%
Credit facility, amount outstanding	50,300,000					50,300,000	50,300,000
Acquisition of vessels | Vessel				11
Payment amount for purchase of fleet vehicle				$ 470,000,000
Credit facility term									5 years
Credit facility, amount drawn during period							$ 243,000,000
Debt payment end date							Jan. 31, 2018
February 2013 Secured Term Loan Facility [Member] | Navigator Gas L.L.C. [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on credit facility interest rate									3.50%
February 2013 Secured Term Loan Facility [Member] | IPO [Member]
Debt Instrument [Line Items]
Credit facility, final payment			$ 120,000,000
February 2013 Secured Term Loan Facility [Member] | Group Two [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment							$ 4,500,000
Credit facility, number of repayments | Payments							9
Credit facility, final payment							$ 9,800,000
February 2013 Secured Term Loan Facility [Member] | Tranche One [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity												30,000,000
Credit facility, amount drawn during period							90,000,000
Credit facility available to re-draw	30,000,000					30,000,000	$ 30,000,000
February 2013 Secured Term Loan Facility [Member] | Tranche Two [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity												30,000,000
February 2013 Secured Term Loan Facility [Member] | Tranche Three [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity												30,000,000
February 2013 Secured Term Loan Facility [Member] | Tranche Four [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity												$ 30,000,000
Credit Facility Four [Member]
Debt Instrument [Line Items]
Debt instrument covenant description							The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 % of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3:1; c) maintain consolidated working capital of not less than $0 and d) maintain a ratio of total stockholders’ equity to total assets of not less than 30 per cent.
Credit facility available to re-draw											$ 8,800,000
Credit Facility Four [Member] | Minimum [Member]
Debt Instrument [Line Items]
Cash balance required	25,000,000					25,000,000	$ 25,000,000
Cash required as percent of indebtedness							5.00%
EBITDA to interest expense Ratio							300.00%
Working capital required	$ 0					$ 0	$ 0
Total equity to total assets	30.00%					30.00%	30.00%
April 2013 Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, refinancing		$ 120,000,000
January 2015 Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity		$ 278,100,000
Debt instrument covenant description							The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5% of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%.
Credit facility term		7 years
Credit facility available to re-draw	$ 62,300,000					$ 62,300,000	$ 62,300,000
Drawdowns under the credit facility						$ 215,800,000
January 2015 Secured Term Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on credit facility interest rate						2.70%
January 2015 Secured Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Cash balance required	$ 25,000,000					$ 25,000,000	$ 25,000,000
Cash required as percent of indebtedness							5.00%
EBITDA to interest expense Ratio							300.00%
Total equity to total assets	30.00%					30.00%	30.00%
December 2015 Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity										$ 290,000,000
Commitment fee on credit facility							0.74%
Debt instrument covenant description							The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%.
Credit facility term	7 years
Drawdowns under the credit facility	$ 0
Credit facility, expiring period							2020-12
December 2015 Secured Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on credit facility interest rate	2.10%
December 2015 Secured Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Cash balance required	$ 25,000,000					$ 25,000,000	$ 25,000,000
Cash required as percent of indebtedness							5.00%
EBITDA to interest expense Ratio							300.00%
Total equity to total assets	30.00%					30.00%	30.00%
Aggregate fair value of collateral vehicles required for borrowings under facility							125.00%